Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
29.	Commitments and contingencies

Operating lease commitments

The Group has leased office premises under non-cancellable operating lease agreements. These leases have varying terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2017	2018
	RMB	RMB

Within one year	119,484	119,501
After one year but not more than five years	172,452	152,273
Later than five years	1,823	5,961

	293,759	277,735

For the years ended December 31, 2016, 2017 and 2018, the Group incurred rental expenses under operating leases of RMB123.1 million, RMB136.6 million and RMB
149.1
 million, respectively.

Capital commitments

Capital expenditure contracted for at the end of the year but not yet incurred is as follows:

	2017	2018
	RMB	RMB

Purchase of automobiles	503,903	7,007

	503,903	7,007

Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, balance sheets, results of operations or cash flows. From time to time, the Group may be subject to legal proceedings, investigations and claims incidental to our business conduct.